Acquisitions (Details Textual) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2012 Shopping_centers sqft	Mar. 31, 2011 Store	Sep. 30, 2012 Property Shopping_centers sqft	Sep. 30, 2011 Store sqft	Dec. 31, 2011 Property Y Shopping_centers sqft	Dec. 31, 2010 Property
Acquisitions (Textual) [Abstract]
Aggregate square feet of Company-owned gross leasable area				500,000	700,000
Purchase price of acquired entities		$ 40,000,000	$ 333,000,000	$ 110,000,000	$ 80,000,000
Assumed debt				67,000,000	45,200,000
Percentage of ownership interest in two shopping centers		50.00%
Number of shopping centers	46	2	5	3	6
Repayment of Mortgage Note		29,200,000
Refinance of other mortgage		21,000,000
Period of mortgage note payable		11 years
Percentage of ownership interest held by company		100.00%
Gain on change in control of interests		22,700,000	80,000,000
Weighted average amortized life of market lease					16.5
Number of acquired properties			7		6	6
Two of Six Shopping Centers Acquired [Member]
Business Acquisition, Purchase Price Allocation
Assets acquired		$ 80,000,000